Business Combination (Tables)	12 Months Ended
Jan. 02, 2022
Business Combinations [Abstract]
Summary of Number of Shares Of Common Stock Issued in Consummation of Merger
The number of shares of Common Stock issued immediately following the consummation of the Business Combination was:

RSVAC common stock shares outstanding prior to the Business Combination	28,750,000
Less redemption of RSVAC common stock shares	(15)

RSVAC common stock shares	28,749,985
PIPE Shares issued	12,500,000

RSVAC common stock shares and PIPE Shares	41,249,985
Legacy Enovix common shares (1)	103,995,643

Total shares of Common Stock immediately after the Business Combination	145,245,628

Summary of Net Cash Proceed from Business Combination	The following table shows the net cash proceeds from the Business Combination (in thousands):

Recapitalization
Cash — RSVAC Trust and cash, net of redemptions	$230,155
Cash — PIPE Financing	175,000
Less: transaction costs and PIPE financing fees	(31,410)

Net cash contributions from Business Combination	$373,745